Subsequent events	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 20 — Subsequent events

On May 7, 2023, the Company obtained a 3-year term loan of RMB2,325,000 from China Construction Bank with annual interest rate of 3.8% which was secured by pledging the property of the Company’s CEO and director, Ms. Ting Ting Chang.

On May 10, 2023, the Company obtained a new facility of credit limit of RMB 1,400,000 from China Construction Bank for a term of 12 months, with annual interest rate of 3.85%.

On May 22, 2023, the Company obtained a new facility of credit limit of RMB 3,600,000 from China Construction Bank for a term of 12 months, with annual interest rate of 3.85%.

On June 8, 2023, the Company renewed a tenancy agreement to lease an office space located at Room 1002, Building 1, East Shilibao Road, Chaoyang District, Beijing China for the three-year period from June 8, 2023 to June 7, 2026 at an annual rental of RMB553,176 for the first two years of the lease and RMB586,920 for the last year.

Saved as disclosed above, in accordance with ASC Topic 855, “Subsequent Events” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company has not identified any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Note 17 — Subsequent events

On April 29, 2022, the Company sold 100,000 ordinary shares, at a purchase price of $4.00 per share to an independent shareholder, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

On May 13, 2022, the Company obtained a new facility of credit limit of RMB 1,500,000 from China Construction Bank for a term of 12 months, with floating interest rate charged at 0.5% over the 1-year PRC prime lending rate.

On June 1, 2022, the Company obtained a new facility of credit limit of RMB 2,498,439 from Bank of Beijing for a term of 12 months, with floating interest rate charged at 0.6% over the 1-year PRC prime lending rate.

On June 1, 2022, the Company obtained a new facility of credit limit of RMB 1,005,000 from Bank of Beijing for a term of 12 months, with floating interest rate charged at 0.6% over the 1-year PRC prime lending rate.

On June 15, 2022, the Company sold 20,000 ordinary shares to two shareholders of the Company and 12,500 ordinary shares to independent shareholders, at a purchase price of $4.00 and $5.00 per share, respectively, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

Saved as disclosed above, in accordance with ASC Topic 855, “Subsequent Events” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company has not identified any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.